Future Minimum Lease Payments for Non-Cancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 86.9
2013	85.8
2014	72.1
2015	67.3
2016	53.3
Later Years	380.2
Total Minimum Lease Payments	$ 745.6